Consolidated Statements Of Changes In Equity - USD ($) $ in Millions	Total	Common shares [member]	Exeter Resource Corporation [member]	Exeter Resource Corporation [member] Common shares [member]	Stock options and restricted share units [member]	Stock options and restricted share units [member] Exeter Resource Corporation [member]	Accumulated other comprehensive loss [member]	Deficit [member]	Deficit [member] Exeter Resource Corporation [member]
Beginning balance at Dec. 31, 2016	$ 13,415	$ 17,733			$ 331		$ 41	$ (4,690)
Beginning balance, shares at Dec. 31, 2016		853,812,000
Total comprehensive income
Net earnings	658							658
Other comprehensive loss	(18)						(18)
Comprehensive income (loss)	640						(18)	658
Shares issued pursuant to acquisition			$ 160	$ 156		$ 2			$ 2
Shares issued pursuant to acquisition, shares				11,261,000
Stock options exercised and restricted share units vested (note 27a))	1	$ 33			(32)
Stock options exercised and restricted share units vested, shares		1,647,000
Share-based compensation	30				30
Dividends	(62)	$ 8						(70)
Dividends, shares		626,000
Ending balance (Previously stated [member]) at Dec. 31, 2017	14,184	$ 17,930			331		23	(4,100)
Ending balance (Impact of adopting IFRS 9 [member]) at Dec. 31, 2017							(46)	46
Ending balance at Dec. 31, 2017	14,184	$ 17,930			331		(23)	(4,054)
Ending balance, shares at Dec. 31, 2017		867,346,000
Total comprehensive income
Net earnings	(4,149)							(4,149)
Other comprehensive loss	(105)						(105)
Comprehensive income (loss)	(4,254)						(105)	(4,149)
Shares repurchased under Normal Course Issuer Bid (note 26)	$ (21)	$ (48)						27
Shares repurchased under Normal Course Issuer Bid (note 26), shares	(2,290,063)	(2,290,000)
Restricted share units vested (note 27(a))		$ 26			(26)
Restricted share units vested, shares		1,579,000
Share-based compensation	$ 25				25
Dividends	(59)	$ 10						(69)
Dividends, shares		895,000
Ending balance at Dec. 31, 2018	$ 9,875	$ 17,918			$ 330		$ (128)	$ (8,245)
Ending balance, shares at Dec. 31, 2018		867,530,000